CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)	Share capital [Member]	Reserves [Member]	Deficit [Member]	Total
Balance opening at May. 31, 2019	$ 63,685,213	$ 5,262,898	$ (23,579,767)	$ 45,368,344
Balance opening (shares) at May. 31, 2019				33,138,247
Acquisition of royalty and other interests	2,116,972			$ 2,116,972
Acquisition of royalty and other interests (shares)				359,695
Allocation of conversion feature net of taxes		1,557,347		$ 1,557,347
Exercise of stock options	1,438,217	(696,214)		$ 742,003
Exercise of stock options (shares)				565,603
Exercise of share purchase and finder's warrants	3,163,293	(503,121)		$ 2,660,172
Exercise of share purchase and finder's warrants (shares)				959,698
Share-based payments - stock options		1,068,013		$ 1,068,013
Share-based payments - restricted share units	290,135	206,604		$ 496,739
Share-based payments - restricted share units (shares)				90,805
Elimination of historic foreign currency adjustments			(285,462)	$ (285,462)
Dividend paid			(1,244,857)	(1,244,857)
Loss for the period			(4,422,527)	(4,422,527)
Balance ending at May. 31, 2020	70,693,830	6,895,527	(29,532,613)	$ 48,056,744
Balance ending (shares) at May. 31, 2020				35,114,048
Shares issued in ATM, net of issue costs	2,864,210			$ 2,864,210
Shares issued in ATM, net of issue costs (in shares)				282,700
Acquisition of royalty and other interests	15,688,578			$ 15,688,578
Acquisition of royalty and other interests (shares)				2,195,262
Committed shares not issued		4,111,181		$ 4,111,181
Conversion on loan payable	5,736,480	(1,557,347)		$ 4,179,133
Conversion on loan payable (shares)				1,258,992
Allocation of conversion feature net of taxes		697,663		$ 697,663
Exercise of stock options	264,597	(96,254)		$ 168,343
Exercise of stock options (shares)				88,875
Exercise of share purchase warrants	2,657,062	(223,846)		$ 2,433,216
Exercise of share purchase warrants (shares)				724,170
Share-based payments - stock options		1,066,094		$ 1,066,094
Share-based payments - restricted share units	225,426	340,612		$ 566,038
Share-based payments - restricted share units (shares)				75,000
Elimination of historic foreign currency adjustments			(700,514)	$ (700,514)
Loss for the period			(4,745,809)	(4,745,809)
Balance ending at Dec. 31, 2020	98,130,183	11,233,630	(34,978,936)	$ 74,384,877
Balance ending (shares) at Dec. 31, 2020				39,739,047
Shares issued in ATM, net of issue costs	26,660,317			$ 26,660,317
Shares issued in ATM, net of issue costs (in shares)				3,148,765
Issuance of committed shares	4,111,181	(4,111,181)
Issuance of committed shares (shares)				401,875
Conversion on loan payable	4,141,329	(697,663)		$ 3,443,666
Conversion on loan payable (shares)				505,050
Allocation of conversion feature net of taxes		882,940		$ 882,940
Exercise of stock options	497,798	(216,086)		$ 281,712
Exercise of stock options (shares)				200,832
Shares issued on vesting of restricted share units	364,976	(364,976)
Shares issued on vesting of restricted share unit (shares)				40,000
Share-based payments - stock options		2,952,843		$ 2,952,843
Share-based payments - restricted share units		2,371,425		2,371,425
Loss for the period			(10,426,357)	(10,426,357)
Balance ending at Dec. 31, 2021	$ 133,905,784	$ 12,050,932	$ (45,405,293)	$ 100,551,423
Balance ending (shares) at Dec. 31, 2021				44,035,569